RELATED PARTY TRANSACTIONS - Promissory Note, Administrative Support Agreement and Related Party Loans (Details) - USD ($)		1 Months Ended	3 Months Ended	7 Months Ended
	Sep. 15, 2020	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 09, 2020
Related Party Transaction [Line Items]
Repayment of debt				$ 52,250
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month			$ 10,000		$ 10,000
Expenses incurred			30,000	40,000
Accounts payable and accrued expenses			70,000	40,000
Working Capital Loans
Related Party Transaction [Line Items]
Loans convertible into warrants			$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)			$ 1.00	$ 1.00
Outstanding Balance			$ 0	$ 0
Unsecured Promissory Note
Related Party Transaction [Line Items]
Repayment of debt	$ 52,250
Unsecured Promissory Note | Sponsor
Related Party Transaction [Line Items]
Amount available for borrowings		$ 300,000